Commitments (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	$ 283.7
Short-term and low value lease payments	0.8
Leases not commenced but committed	7.6
Total minimum lease payments	292.1
Future minimum payments receivable under non-cancelable sublease agreements	28.1	$ 7.2
Sublease receivables	11.9	$ 3.0
Less than 1 Year
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	47.6
Short-term and low value lease payments	0.6
Leases not commenced but committed	0.4
Total minimum lease payments	48.6
1 to 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	81.0
Short-term and low value lease payments	0.2
Leases not commenced but committed	2.3
Total minimum lease payments	83.5
After 3 Years
Disclosure of future cash outflows not reflected in measurement of lease liability and purchase obligations [line items]
Variable lease payments	155.1
Short-term and low value lease payments
Leases not commenced but committed	4.9
Total minimum lease payments	$ 160.0